RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On October 12, 2020, the Initial Stockholders purchased 7,187,500 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares include an aggregate of up to 937,500 shares subject to forfeiture by the initial stockholders to the extent that the underwriter’s over-allotment is not exercised in full or in part, so that the Sponsor will collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are subject to forfeiture.

The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (1) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On October 1, 2020, certain of the Company’s directors agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to promissory notes (the “Promissory Notes”). The Promissory Notes are non-interest bearing and are payable on the earlier of (i) December 31, 2021 and (ii) the consummation of the Initial Public Offering. As of December 31, 2020, the Company had $160,000 outstanding under the Notes. The outstanding balance under the Promissory Note of $80,000 was subsequently repaid on February 8, 2021, while the remaining $80,000 was repaid on February 10, 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

ENERGY VAULT HOLDINGS, INC
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

Loans Receivable

The Company had two loans receivable from an officer for funds advanced in connection with a relocation. The notes bore interest at 1.50% per annum and matured on December 31, 2019. The balance of the notes totaled $406,536 in aggregate as of December 31, 2020, which was repaid in full satisfaction of principal and accrued interest as of and for the nine months ended September 30, 2021. There was no related party receivable as of September 30, 2021.

Other

In May 2019, the Company received a $1,500,000 deposit for an “EV1” tower from a customer that is owned by one of its primary shareholders; the order remains outstanding as of September 30, 2021. The deposit and order were received before the owner of the customer became one of the Company’s primary shareholders and before it was represented on the Company’s board of directors. For the nine months ended September 30, 2021 and 2020, the Company paid consulting fees of $165,527 and $153,603, respectively, to the father of one of the Company’s executive officers. For the nine months ended September 30, 2021 and 2020, the Company paid $64,206 and $109,651, respectively, to a company owned by one of its primary shareholders in accordance with an agreement to provide certain legal, information technology, human resources, public relations and financial services. For the nine months ended September 30, 2021 and 2020, the Company paid Prototype construction labor costs of $335,125 and $125,119, respectively, to a company owned by the brother of an employee.

6. RELATED PARTY TRANSACTIONS

Loans Receivable

The Company has two loans receivable from an officer for funds advanced in connection with a relocation. The notes bear interest at 1.50% per annum and matured on December 31, 2019. The balance of the notes totaled $406,536 in aggregate as of December 31, 2020. In May 2021, the Company received payments in full satisfaction of principal and accrued interest of related party loans receivable.

Note Payable

In April 2019, the Company entered into a $1,000,000 note payable agreement with a shareholder of the Company. The note payable bore no interest and was due March 2020. The Company repaid the note in full in September 2019.

Other

In May 2019, the Company received a $1,500,000 deposit for an “EV1” tower from a customer that is owned by one of its primary shareholders; the order remains outstanding as of December 31, 2020. The deposit and order were received before the owner of the customer became one of the Company's primary shareholders and before it was represented on the Company's board of directors. In 2020 and 2019 the Company paid consulting fees of $191,867 and $187,855, respectively, to the father of one of the Company’s executive officers. In 2020 and 2019, the Company paid $132,932 and $203,349, respectively, to a company owned by one of its primary shareholders in accordance with an agreement to provide certain legal, information technology, human resources, and financial services. In 2020 and 2019 the Company paid Prototype construction labor costs of $278,698 and $28,270, respectively, to a company owned by the brother of an employee.